PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

	Equipment not ready for use	Leasehold improvements	Machinery and equipment	Office equipment	Total
Cost
Balance, January 1, 2022	$-	$117,115	$4,830,020	$183,269	$5,130,404
Additions, net of returns	1,902,713	-	1,087,414	21,435	3,011,562
Reclassification	(141,702)	-	162,917	(21,215)	-
Effect of changes in foreign exchange rates	54,898	6,544	11,270	(5,587)	67,125
Balance, December 31, 2022	1,815,909	123,659	6,091,621	177,902	8,209,091
Additions, net of returns	206,018	-	949,551	12,384	1,167,953
Reclassification	(2,013,090)	-	2,013,090	-	-
Effect of changes in foreign exchange rates	(8,837)	597	41,246	5,560	38,566
Balance, December 31, 2023	-	124,256	9,095,508	195,846	9,415,610
Additions	8,893,033	613,192	668,857	6,131	10,181,213
Reclassification	-	-	-	-	-
Disposals	-	-	(17,221)	-	(17,221)
Effect of changes in foreign exchange rates	(182,884)	(7,925)	(109,759)	(2,904)	(303,472)
Balance, December 31, 2024	8,710,149	729,523	9,637,385	199,073	19,276,130

Accumulated Depreciation
Balance, January 1, 2022	-	29,526	1,930,726	105,918	2,066,170
Depreciation for the year	-	24,079	1,000,085	30,100	1,054,264
Effect of changes in foreign exchange rates	-	2,529	27,727	(12,106)	18,150
Balance, December 31, 2022	-	56,134	2,958,538	123,912	3,138,584
Depreciation for the year	-	24,684	1,600,981	28,133	1,653,798
Effect of changes in foreign exchange rates	-	-	-	-	-
Balance, December 31, 2023	-	80,818	4,559,519	152,045	4,792,382
Depreciation for the year	-	24,802	1,664,712	24,172	1,713,686
Disposals	-	-	12,380	-	12,380
Balance, December 31, 2024	-	105,620	6,236,611	176,217	6,518,448

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

6. PROPERTY AND EQUIPMENT (Continued)

Carrying Amounts
At December 31, 2022	$1,815,909	$67,525	$3,133,083	$53,990	$5,070,507
At December 31, 2023	$-	$43,438	$4,535,989	$43,801	$4,623,228
At December 31, 2024	$8,710,149	$623,903	$3,400,774	$22,856	$12,757,682